Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following changes are effective on or about February 11, 2019:

Effective on or about February 11, 2019, the front-end sales charge on Class A shares is eliminated on new fund share purchases and all disclosure and references in the fund's prospectus to a front-end sales charge of 2.00% and related sales charge discounts for Class A shares are hereby deleted.

DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following changes are effective on or about February 11, 2019:

Effective on or about February 11, 2019, the front-end sales charge on Class A shares is eliminated on new fund share purchases and all disclosure and references in the fund's prospectus to a front-end sales charge of 2.00% and related sales charge discounts for Class A shares are hereby deleted.